Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2023
Miscellaneous non-current assets [abstract]
Summary of Other Non-Current Assets

	2023 £m	2022 £m
Amounts receivable under insurance contracts	854	857
Pension schemes in surplus	634	229
Other receivables	96	108
	1,584	1,194